Shareholder Report, Average Annual Return (Details) 191334_Aptus Enhanced Yield ETF_TF_TSR Annual {TF}	12 Months Ended	42 Months Ended
	Apr. 30, 2026	Apr. 30, 2026
Aptus Enhanced Yield ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Aptus Enhanced Yield ETF NAV
Average Annual Return, Percent	6.23%	4.59%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%	4.95%
ICE U.S. Treasury 1-3 Year Bond Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE U.S. Treasury 1-3 Year Bond Total Return Index
Average Annual Return, Percent	3.13%	4.22%